Short-Term Bank Loans (Details) $ in Thousands																																																												6 Months Ended
	Jun. 21, 2023 USD ($)	Jun. 21, 2023 CNY (¥)	Jun. 19, 2023 USD ($)	Jun. 19, 2023 CNY (¥)	Jun. 15, 2023 USD ($)	Jun. 15, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 CNY (¥)	Dec. 16, 2022 USD ($)	Dec. 16, 2022 CNY (¥)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)	Jul. 18, 2022 USD ($)	Jul. 18, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CNY (¥)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 CNY (¥)	May 26, 2022 USD ($)	May 26, 2022 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)	Mar. 17, 2022 USD ($)	Mar. 17, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Jan. 14, 2022 USD ($)	Jan. 14, 2022 CNY (¥)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 CNY (¥)	Dec. 14, 2021 USD ($)	Dec. 14, 2021 CNY (¥)	Sep. 10, 2021 USD ($)	Aug. 12, 2021 USD ($)	Aug. 12, 2021 CNY (¥)	Jun. 28, 2021 USD ($)	Jun. 28, 2021 CNY (¥)	Mar. 12, 2021 USD ($)	Mar. 12, 2021 CNY (¥)	Mar. 10, 2021 USD ($)	Mar. 10, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 27, 2023 USD ($)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Sep. 12, 2023 USD ($)	Sep. 12, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Jun. 19, 2023 CNY (¥)	Jun. 15, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 09, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 CNY (¥)	May 09, 2023 USD ($)	May 09, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	May 04, 2023 USD ($)	May 04, 2023 CNY (¥)	Apr. 24, 2023 USD ($)	Apr. 24, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Apr. 15, 2023 USD ($)	Apr. 15, 2023 CNY (¥)	Apr. 07, 2023 USD ($)	Apr. 07, 2023 CNY (¥)	Mar. 21, 2023 USD ($)	Mar. 21, 2023 CNY (¥)	Feb. 20, 2023 USD ($)	Feb. 20, 2023 CNY (¥)	Feb. 17, 2023 USD ($)	Feb. 17, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 CNY (¥)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 CNY (¥)	Jan. 11, 2023	Jan. 09, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 CNY (¥)	Dec. 21, 2022 CNY (¥)	Dec. 19, 2022 USD ($)	Dec. 19, 2022 CNY (¥)	Dec. 16, 2022 CNY (¥)	Dec. 15, 2022 CNY (¥)	Nov. 09, 2022 USD ($)	Nov. 09, 2022 CNY (¥)	Oct. 21, 2022	Jun. 16, 2022 USD ($)	Jun. 16, 2022 CNY (¥)	Apr. 12, 2022 USD ($)	Apr. 12, 2022 CNY (¥)	Mar. 17, 2022 CNY (¥)	Mar. 08, 2022 USD ($)	Mar. 08, 2022 CNY (¥)	Mar. 04, 2022 USD ($)	Mar. 04, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 CNY (¥)	Jan. 28, 2022 USD ($)	Jan. 28, 2022 CNY (¥)	Jan. 21, 2022 CNY (¥)	Jan. 19, 2022 CNY (¥)	Jan. 14, 2022 CNY (¥)	Dec. 24, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 22, 2021 USD ($)	Sep. 22, 2021 CNY (¥)	Sep. 17, 2021 USD ($)	Sep. 17, 2021 CNY (¥)	Sep. 10, 2021 CNY (¥)	Sep. 07, 2021 USD ($)	Sep. 07, 2021 CNY (¥)	Aug. 26, 2021 USD ($)	Aug. 26, 2021 CNY (¥)	Aug. 19, 2021 USD ($)	Aug. 19, 2021 CNY (¥)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CNY (¥)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jul. 21, 2021 CNY (¥)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CNY (¥)	Jun. 28, 2021 CNY (¥)	Apr. 02, 2021 USD ($)	Apr. 02, 2021 CNY (¥)	Mar. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	Mar. 10, 2021 CNY (¥)	Mar. 09, 2021 USD ($)	Mar. 09, 2021 CNY (¥)	Apr. 15, 2020 USD ($)	Apr. 15, 2020 CNY (¥)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																											$ 900																	$ 34,861																																																$ 47,655
Weighted average interest rate																																																												4.08%		4.64%								4.08%
Fixed interest rate											4.10%																																																																																																4.10%
Aggregate credit line																																																												$ 34,900	¥ 251,900,000
China Minsheng Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loan facility amount																																																			$ 5,800																																																																																									$ 5,960	¥ 38,000,000			¥ 37,000,000
Fixed interest rate																			4.00%	4.00%	4.00%	4.00%	4.00%	4.00%																											4.35%																																																																																									4.35%	4.35%			4.35%
Real estate amount																																																			$ 8,400
Land use rights for property																																																			1,000
Loan amount																																																			$ 5,800																																																																																									$ 5,960	¥ 38,000,000			¥ 37,000,000
Repayment of long term loans																			$ 3,140	¥ 20,000,000	$ 2,820	¥ 18,000,000	$ 5,800	¥ 37,000,000
Additional loan																			$ 2,900	¥ 20,000,000	$ 2,600	¥ 18,000,000	5,300	37,000,000
Note payable amount																																																																																																$ 8,300	¥ 60,000,000	$ 10,800	¥ 75,000,000
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loan facility amount																																																						$ 12,300																																																																																																									¥ 80,000,000
Additional loan																									$ 2,900	¥ 20,000,000			$ 4,300	¥ 30,000,000			$ 2,400	¥ 17,000,000
Fixed interest rate																																																						4.35%																	2.50%	2.50%					2.50%	2.50%				2.50%	2.50%									2.50%	2.50%																																																																		4.35%
Total facility																																																						$ 9,800
Financing exposure balance																																																						$ 61,300	¥ 400,000,000					$ 55,400	¥ 400,000,000
Annual revenue percentage																																																						25.00%	25.00%					25.00%	25.00%
Total loan facility available																																																						$ 7,700																																																																																																									¥ 50,000,000
Loan drawn																																																																							$ 4,200	¥ 30,000,000					$ 2,800	¥ 20,000,000				$ 2,400	¥ 17,000,000									$ 1,800	¥ 13,000,000																																																												$ 4,600	¥ 30,000,000	$ 3,100	¥ 20,000,000	$ 2,600	¥ 17,000,000
Amount obtained under credit line																																					$ 1,900	¥ 13,000,000
Repayment of loan																											$ 3,000	¥ 20,000,000			$ 4,600	¥ 30,000,000			$ 2,600	¥ 17,000,000
Repaid			$ 2,800																																																																						¥ 19,000,000		$ 1,600	¥ 11,000,000	$ 2,800	¥ 19,000,000		$ 100	¥ 1,000,000			$ 2,300	¥ 16,000,000	$ 100	¥ 1,000,000							$ 1,900	¥ 13,000,000
Total facility									$ 11,100	¥ 80,000,000
Real estate amount									$ 8,100
Short-term facility agreement, Description																																																												Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 0.85; and (ii) the financing exposure balance shall be no more than approximately $55.4 million (RMB 400,000,000) or 25% of the annual revenue. The unpaid loan balance under the prior loan agreements were transferred to this new loan facility agreement according to the terms stated in the new agreement.	Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 0.85; and (ii) the financing exposure balance shall be no more than approximately $55.4 million (RMB 400,000,000) or 25% of the annual revenue. The unpaid loan balance under the prior loan agreements were transferred to this new loan facility agreement according to the terms stated in the new agreement.
Loan amount outstanding																																																												$ 11,100	¥ 80,000,000
Bank of China Fuzhou Jin’an Branch [Member] | Minimum [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate of loan																																																																																																																						4.00%
Bank of China Fuzhou Jin’an Branch [Member] | Maximum [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate of loan																																																																																																																						2.50%
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings							$ 10,400																																$ 1,500								$ 9,200																																¥ 75,000,000																																												¥ 10,000,000					$ 800	¥ 5,000,000			$ 2,300	¥ 15,000,000				¥ 60,000,000
Real estate amount																																															1,800
Land use rights for property							800	¥ 6,000,000
Loan drawn			$ 2,100		$ 5,100																																																													$ 1,400	¥ 10,000,000						¥ 15,000,000	¥ 37,000,000																																			$ 1,400	¥ 10,000,000											$ 1,400	¥ 10,000,000		$ 700	¥ 5,000,000					$ 1,400	¥ 10,000,000
Amount obtained under credit line																																																												1,400	10,000,000
Repayment of loan																																									$ 2,300	¥ 15,000,000			$ 2,300	¥ 15,000,000
Interest rate of loan			4.00%		4.00%										4.30%		4.30%																												4.50%																					3.70%	3.70%						4.00%	4.00%																																								4.30%	4.30%						4.50%	4.50%		4.50%	4.50%					4.50%	4.50%					4.50%
Total facility																																															11,600	¥ 75,000,000
Loan amount outstanding																																																												9,000	¥ 65,000,000
Unpaid Loan																																																												9,300										¥ 60,000,000
Unpaid loan receivable																																																												$ 4,600										¥ 30,000,000																																																																											$ 1,600	¥ 10,000,000	$ 3,100	¥ 20,000,000
Repayment to the bank	$ 1,400	¥ 10,000,000	$ 3,600	¥ 25,000,000	$ 5,300	¥ 37,000,000									$ 2,200	¥ 15,000,000	$ 2,400	¥ 17,000,000
Description of repayment																																																												the Company repaid approximately $1.4 million (RMB10.0 million), $0.7 million (RMB5.0 million) and $1.4 million (RMB10.0 million) to the bank.	the Company repaid approximately $1.4 million (RMB10.0 million), $0.7 million (RMB5.0 million) and $1.4 million (RMB10.0 million) to the bank.
Xiamen International Bank Co., Ltd. Fuzhou Branch[Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																																																							$ 4,300	¥ 30,000,000																	$ 3,100	¥ 20,000,000
Fixed interest rate																																																				5.60%	5.60%																																			5.50%	5.50%																																																												5.60%	5.60%																	5.50%	5.50%
Loan drawn																																																																																								$ 2,800	¥ 20,000,000																																																												$ 4,300	¥ 30,000,000																	$ 2,900	¥ 20,000,000
Repayment to the bank																																																				$ 4,300	¥ 30,000,000
Repaid amount to bank																																																																																										$ 2,900	¥ 20,000,000
Xiamen International Bank Co., Ltd. Fuzhou Branch[Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan amount outstanding																																																												$ 4,300	¥ 30,000,000
Xiamen International Bank Co., Ltd. Fuzhou Branch[Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan amount outstanding																																																												2,800	20,000,000
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																							$ 1,400	¥ 10,000,000
Fixed interest rate																																																															4.00%																																																								5.00%	5.00%																																								5.50%	5.50%
Loan drawn																																																															$ 1,400
Repayment to the bank																							$ 1,400	¥ 10,000,000																									$ 750	¥ 5,000,000
Loan agreement																																																																																																																																																																$ 1,500	¥ 10,000,000
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																																										$ 1,500	¥ 10,000,000			$ 1,500	¥ 10,000,000
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member] | Minimum [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																																																																																										5.50%	5.50%
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																																																																																														4.65%	4.65%
Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																						$ 900	¥ 6,000,000																																																														$ 1,500	¥ 10,000,000
Fixed interest rate																																																																																																																																																																		3.35%	3.35%
Loan drawn																																																																																																																																																																		$ 900	¥ 6,000,000
Loan amount outstanding																																																												800	6,000,000
Industrial Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																																														$ 1,400	¥ 10,000,000																																					¥ 10,000,000
Fixed interest rate																																																										4.35%																																																										4.20%	4.20%									4.35%	4.35%																																					4.35%
Loan drawn																																																																																																																				$ 1,400	¥ 9,900,000
Amount obtained under credit line																																																												100
Loan amount outstanding																																																												1,400	9,900,000
Amount received																																					$ 100	¥ 1,000,000	$ 1,300	¥ 9,000,000																$ 200	¥ 1,000,000	$ 1,400	¥ 9,000,000
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Short-Term Bank Loans (Details) [Line Items]
Repaid amount to bank																																																																				$ 800	¥ 6,000,000
Guangxi Beibu Gulf Bank Nanning Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																																																								$ 700	¥ 5,000,000
Fixed interest rate																																																																																																								4.16%	4.16%
Short term loan receivable																																																												700	5,300,000
Interest expenses																																																												800		$ 1,100
Aggregate credit line																																																												$ 36,300	¥ 262,000,000
Yongxu,LIU[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Land use rights for property																																															$ 900
Short-term loans real estate amount | ¥																																																																															¥ 12,300,000
Yongxu,LIU[Member] | Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																									3.80%																																																																																													3.80%
Loan drawn																																									$ 900																																																																																													¥ 6,000,000
Yongxu,LIU[Member] | Industrial Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																										$ 1,500
Real estate [Member} | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loans real estate amount							$ 1,700
4.30% [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																																																																																																																$ 3,600
Line of Credit [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn | ¥																																																																																																																	¥ 25,000,000
Interest rate of loan																																																																																																										4.05%						4.30%	4.30%
Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings											$ 800																																																																																																¥ 6,000,000
Loan proceeds											800	¥ 6,000,000
Fujian Shengfeng Logistics Co., Ltd.[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn			$ 1,800																																										$ 1,500																												¥ 13,000,000																																																															¥ 10,000,000
Interest rate of loan																																													4.50%																																																																																											4.50%
Repayment to the bank													$ 1,500	¥ 10,000,000
Fuqing Shengfeng Logistics Co., Ltd. [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn													$ 400																																$ 500																																																																		¥ 3,000,000																									¥ 3,000,000
Interest rate of loan			3.70%										4.30%																																4.50%																												3.70%																																						4.30%																									4.50%
Repayment to the bank			$ 400	¥ 3,000,000									$ 500	¥ 3,000,000
Fuqing Shengfeng Logistics Co., Ltd. [Member] | Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																																																				3.70%	3.70%
Loan drawn																																																																																																				$ 800	¥ 6,000,000
China Merchant Bank Fuzhou Branch [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings																																																																$ 1,400	¥ 10,000,000
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term bank borrowings | ¥																																																																																																																																							¥ 6,000,000
Fixed interest rate																																											4.60%																																																																																												4.60%
Repayment to the bank											$ 900	¥ 6,000,000
Loan proceeds																																											$ 900	¥ 6,000,000
4.50%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn																																									$ 2,200				$ 2,400																																																																																									¥ 15,000,000		¥ 17,000,000
4.30% [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan drawn															$ 3,000		$ 2,300																																																																																																	¥ 21,000,000	¥ 16,000,000